SCHEDULE OF GOVERNMENT GRANTS (Details) - Security Matters Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Short term liability at year end	$ 50	$ 30
Long term liability at year end	85	85
Total	$ 135	$ 115